Fair Value Measurements (Details) - Schedule of fair value of liabilities measured on recurring basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of fair value of liabilities measured on recurring basis [Line Items]
Total liabilities measured at fair value on a recurring basis	$ 9,401	$ 62,066
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of liabilities measured on recurring basis [Line Items]
Earn-out liability	4,195	18,437
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of liabilities measured on recurring basis [Line Items]
Earn-out liability	3,810	16,744
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value of liabilities measured on recurring basis [Line Items]
Earn-out liability	$ 1,396	$ 26,885